Expense Example - FidelityHedgedEquityFund-RetailPRO - FidelityHedgedEquityFund-RetailPRO - Fidelity Hedged Equity Fund - Fidelity Hedged Equity Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 57
3 years	190
5 years	338
10 years	$ 767